DIGITAL ASSETS - Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Crypto Asset [Roll Forward]
Digital asset ending balance	$ 2,928,225
Galaxy Digital Holdings, LP
Crypto Asset [Roll Forward]
Digital asset beginning balance	1,088,171	$ 562,015
Purchases and receipts	62,556,582	73,938,618
Sales or disbursements	(62,377,805)	(73,988,600)
Net transferred (borrow / loaned)	472,881	99,375
Impairment	(331,920)	(98,340)
Gains	3,297,421	1,341,925
Losses	(1,777,105)	(766,822)
Digital asset ending balance	2,928,225	1,088,171
Gains	3,200,000	1,200,000
Realized loss	1,600,000	753,400
Digital intangible assets | Galaxy Digital Holdings, LP
Crypto Asset [Roll Forward]
Digital asset beginning balance	277,634	68,785
Purchases and receipts	13,951,687	14,479,087
Sales or disbursements	(13,788,542)	(14,370,033)
Net transferred (borrow / loaned)	(54,557)	123,493
Impairment	(331,920)	(98,340)
Gains	522,732	128,059
Losses	(26,831)	(53,417)
Digital asset ending balance	550,203	277,634
Digital intangible assets at fair value | Galaxy Digital Holdings, LP
Crypto Asset [Roll Forward]
Digital asset beginning balance	736,151	293,598
Purchases and receipts	36,373,625	43,422,739
Sales or disbursements	(36,833,231)	(43,308,884)
Net transferred (borrow / loaned)	717,704	(159,961)
Impairment	0	0
Gains	2,772,182	1,200,898
Losses	(1,748,074)	(712,239)
Digital asset ending balance	2,018,357	736,151
Digital financial assets | Galaxy Digital Holdings, LP
Crypto Asset [Roll Forward]
Digital asset beginning balance	74,386	199,632
Purchases and receipts	12,231,270	16,036,792
Sales or disbursements	(11,756,032)	(16,309,683)
Net transferred (borrow / loaned)	(190,266)	135,843
Impairment	0	0
Gains	2,507	12,968
Losses	(2,200)	(1,166)
Digital asset ending balance	$ 359,665	$ 74,386